Other Current and Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current and Long-term Liabilities
Schedule of other current liabilities	Other current liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$130,100	$120,623
Other current liabilities	365	—

Total	$130,465	$120,623

Schedule of other long-term liabilities

 Other long-term liabilities consisted of the following at December 31 (in thousands):

	2012	2011
Fair value of swaps	$176,948	$291,829
Other long-term liabilities	10,315	7,471

Total	$187,263	$299,300